Salaries And Other Employee Expenses - Summary Of Detailed Information About Aggregate Salary And Other Employee Expenses Incurred By The Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salary expense	$ 92,082	$ 67,433	$ 45,904
Defined contribution plan expense (1)	10,052	7,694	5,234
Long-term incentive plan expense	5,481	17,955	18,053
Share-based payments (see Note 22)	10,317
Other employee expense	11,670	10,274	10,186
Temporary labor	5,838	6,164	3,441
EmployeeBenefitsExpense	$ 135,440	$ 109,520	$ 82,818